UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01447

                            WPG LARGE CAP GROWTH FUND
               (Exact name of registrant as specified in charter)

                                909 Third Avenue
                               NEW YORK, NY 10022
               (Address of principal executive offices) (Zip code)

                                Kenneth Lengieza
                         Weiss, Peck & Greer Investments
                                909 Third Avenue
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                               code: 617-832-8286

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

WPG LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS AS OF MARCH 31, 2005


  NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----
                 COMMON STOCKS (99.9%)
                 AEROSPACE/DEFENSE (1.0%)
      2,000      General Dynamics Corp.                              $   214,100
                                                                     -----------

                 BANKING/FINANCIAL (1.1%)
      2,300      Goldman Sachs Group, Inc. (The)                         252,977
                                                                     -----------

                 BASIC INDUSTRIES (2.9%)
     10,000      Monsanto Co.                                            645,000
                                                                     -----------

                 BROADCASTING (2.4%)
     18,300      Walt Disney Co. (The)                                   525,759
                                                                     -----------

                 BUSINESS SERVICES (1.5%)
     13,400*     Accenture Ltd., Class A                                 323,610
                                                                     -----------

                 CAPITAL GOODS (2.2%)
      5,200      Centex Corp.                                            297,804
      3,000      Deere & Co.                                             201,390
                                                                     -----------
                                                                         499,194
                                                                     -----------

                 CONGLOMERATES (0.8%)
      5,000      Tyco International Ltd.                                 169,000
                                                                     -----------

                 CONSUMER CYCLICALS (8.0%)
      2,000      Black & Decker Corp. (The)                              157,980
          *      Coach, Inc.                                             453,040
     23,900      Home Depot, Inc. (The)                                  913,936
      4,900      Wal-Mart Stores, Inc.                                   245,539
                                                                     -----------
                                                                       1,770,495
                                                                     -----------

                 CONSUMER NON-CYCLICALS (6.3%)
      8,600      Avon Products, Inc.                                     369,284
     10,200      Gillette Co. (The)                                      514,896
      9,800      Pepsi Bottling Group, Inc. (The)                        272,930
      4,500      Procter & Gamble Co. (The)                              238,500
                                                                     -----------
                                                                       1,395,610
                                                                     -----------



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


                 ELECTRONICS-SEMICONDUCTORS (6.7%)
     17,200*     Advanced Micro Devices, Inc.                            277,264
     16,400*     ASML Holding NV                                         275,028
     14,400*     Freescale Semiconductor, Inc., Class A                  244,080
      2,425*     Freescale Semiconductor, Inc., Class B                   41,831
     17,600      Intel Corp.                                             408,848
      8,700*     LAM Research Corp.                                      251,082
                                                                     -----------
                                                                       1,498,133
                                                                     -----------

                 ENERGY (1.8%)
      6,000      Noble Energy, Inc.                                      408,120
                                                                     -----------

                 FINANCE (7.9%)
      5,900      Allstate Corp. (The)                                    318,954
      9,000      American Express Co.                                    462,330
      3,400      American International Group Inc.                       188,394
      5,600      Capital One Financial Corp.                             418,712
      6,500      Countrywide Financial Corp.                             210,990
      2,500      Federal Home Loan Mortgage Corp.                        158,000
                                                                     -----------
                                                                       1,757,380
                                                                     -----------

                 FOOD (5.5%)
      3,400      Altria Group, Inc.                                      222,326
      5,600      Hershey Co. (The)                                       338,576
     13,800      McDonald's Corp.                                        429,732
      4,700      Yum! Brands, Inc.                                       243,507
                                                                     -----------
                                                                       1,234,141
                                                                     -----------

                 Health Care (18.5%)
      9,900      Biomet, Inc.                                            359,370
      4,100*     Boston Scientific Corp.                                 120,089
      5,950*     Coventry HealthCare, Inc.                               405,433
     10,200*     Eon Labs, Inc.                                          308,448
     12,900*     Gilead Sciences, Inc.                                   461,820
     12,700      GlaxoSmithKline PLC - ADR                               583,184
     20,100      Johnson & Johnson                                     1,349,916
     19,700      Pfizer, Inc.                                            517,519
                                                                     -----------
                                                                       4,105,779
                                                                     -----------

                 MEDICAL PRODUCTS (3.4)
      6,800*     ImClone Systems, Inc.                                   234,600
      5,400      UnitedHealthcare Group, Inc.                            515,052
                                                                     -----------
                                                                         749,652
                                                                     -----------

                 MISCELLANEOUS (1.0%)
      4,800      iShares Russell 1000 Growth Index Fund                  224,976
                                                                     -----------

                 RETAIL (4.4%)
      4,700*     eBay Inc.                                               175,122
     10,400      J.C. Penney Co., Inc.                                   539,968
      8,000      SUPERVALU, Inc.                                         266,800
                                                                     -----------
                                                                         981,890
                                                                     -----------



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


                 TECHNOLOGY (21.6%)
     18,600*     BMC Software, Inc.                                      279,000
     24,200*     Cisco Systems, Inc.                                     432,938
     13,800*     Crown Castle International Corp.                        221,628
      8,700*     Dell, Inc.                                              334,254
     11,000      Harris Corp.                                            359,150
     10,300      IMS Health Inc.                                         251,217
      5,600      International Business Machines Corp.                   511,728
     24,500      Microsoft Corp.                                         592,165
     22,500      Motorola,Inc.                                           336,825
     30,300*     Oracle Corp.                                            378,144
     28,600*     Seagate Technology                                      559,130
     10,600*     Waters Corp.                                            379,374
      5,200*     Yahoo! Inc.                                             176,280
                                                                     -----------
                                                                       4,811,833
                                                                     -----------

                 TRANSPORTATION (3.4%)
      2,800      Burlington Northern Santa Fe Corp.                      151,004
      2,400      FedEx Corp.                                             225,480
      6,900      Ryder System, Inc.                                      287,730
                                                                     -----------
                                                                         664,214
                                                                     -----------

                 TOTAL INVESTMENTS (99.9%)
                 (Cost $19,539,601)**                                 22,231,863

                 LIABILITIES IN EXCESS OF
                 OTHER ASSETS (0.1%)                                      12,591
                                                                     -----------
                 TOTAL NET ASSETS (100.0%)                           $22,244,454
                                                                     ===========

                * Non-income producing securities.
               ** The cost and unrealized
                  appreciation and depreciation in
                  the value of the investments owned
                  by the Fund, as computed on a
                  federal income tax basis, are as
                  follows:

                  Aggregate cost                                    $ 19,618,944
                                                                    ============

                  Gross unrealized appreciation                     $ 3,453,513
                  Gross unrealized depreciation                        (840,594)
                                                                    ------------

                  Net unrealized appreciation/(depreciation)        $ 2,612,919
                                                                    ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WPG LARGE CAP GROWTH FUND

By (Signature and Title)*              /S/ DANIEL S. VANDIVORT
                                       -----------------------------------------
                                       Daniel S. Vandivort, Chairman
                                       (principal executive officer)

Date    MAY 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /S/ DANIEL S. VANDIVORT
                         -------------------------------------------------------
                                       Daniel S. Vandivort, Chairman
                                       (principal executive officer)

Date    MAY 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*              /S/ WILLIAM KELLY
                         -------------------------------------------------------
                                       William Kelly, Executive Vice President
                                       and Treasurer
                                       (principal financial officer)

Date    MAY 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.





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